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                               FURMAN SELZ LLC
                               237 PARK AVENUE
                          NEW YORK, NEW YORK  10017
                                (212) 808-3900



                              February 12, 1996


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Pacifica Funds Trust
          File No. 2-92260

Dear Sirs:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Pacifica Funds Trust (the "Trust"), that the forms of Prospectus and Statement of Additional Information for the Trust and its separate investment series that would have been filed by the Trust under Rule 497(c) do not differ from those contained in the Trust's Post-Effective Amendment No. 49 which was filed on February 1, 1996. The text of Post-Effective Amendment No. 49 was filed electronically.

                                   Very truly yours,

                                   Joan V. Fiore
                                   Secretary